7. Common Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Transaction 1
Sale of Stock, Transaction Date	May 31, 2019
Stock Issued During Period, Shares, New Issues	725,000
Sale of Stock, Price Per Share	$ 0.60
Stock Issued	$ 435,000
Shares Transaction 2
Sale of Stock, Transaction Date	May 31, 2019
Stock Issued During Period, Shares, New Issues	17,893
Stock Issued	$ 25,051
Shares Transaction 3
Sale of Stock, Transaction Date	May 31, 2019
Stock Issued During Period, Shares, New Issues	250,000
Stock Issued	$ 150,000
Shares Transaction 4
Stock Issued During Period, Shares, New Issues	416,667
Stock Issued	$ 250,000
Shares Transaction 4 | Minimum
Sale of Stock, Transaction Date	Jan. 01, 2019
Shares Transaction 4 | Maximum
Sale of Stock, Transaction Date	Dec. 31, 2019
Shares Transaction 5
Sale of Stock, Transaction Date	Jun. 18, 2018
Stock Issued During Period, Shares, New Issues	600,000
Stock Issued	$ 669,176
Shares Transaction 6
Sale of Stock, Transaction Date	Aug. 05, 2019
Stock Issued During Period, Shares, New Issues	133,333
Stock Issued	$ 80,000
Shares Transaction 7
Sale of Stock, Transaction Date	Aug. 30, 2019
Stock Issued During Period, Shares, New Issues	311,668
Stock Issued	$ 187,000
Shares Transaction 8
Sale of Stock, Transaction Date	Sep. 27, 2019
Stock Issued During Period, Shares, New Issues	358,335
Stock Issued	$ 215,000
Shares Transaction 9
Sale of Stock, Transaction Date	Nov. 07, 2019
Stock Issued During Period, Shares, New Issues	50,000
Stock Issued	$ 30,000
Shares Transaction 10
Sale of Stock, Transaction Date	Nov. 20, 2019
Stock Issued During Period, Shares, New Issues	83,334
Stock Issued	$ 50,000
Shares Transaction 11
Sale of Stock, Transaction Date	Dec. 05, 2019
Stock Issued During Period, Shares, New Issues	420,000
Stock Issued	$ 252,000
Shares Transaction 12
Sale of Stock, Transaction Date	Dec. 20, 2019
Stock Issued During Period, Shares, New Issues	103,334
Stock Issued	$ 62,000
Shares Transaction 13
Sale of Stock, Transaction Date	Dec. 20, 2019
Stock Issued During Period, Shares, New Issues	125,000
Stock Issued	$ 303,750
Shares Transaction 14
Sale of Stock, Transaction Date		Jan. 12, 2018
Stock Issued		$ 145,000
Sale of Stock, Description of Transaction		Company issued 241,667 common shares
Shares, Issued		241,667
Shares Transaction 15
Sale of Stock, Transaction Date		Jan. 12, 2018
Stock Issued		$ 9,000
Sale of Stock, Description of Transaction		Company issued 7,500 common shares
Shares, Issued		7,500
Shares Transaction 16
Sale of Stock, Transaction Date		Feb. 06, 2018
Stock Issued		$ 38,424
Sale of Stock, Description of Transaction		Company issued 32,020 common shares
Shares, Issued		32,020
Derivative liability		$ 39,041
Gain on settlement		$ 13,617
Shares Transaction 17
Sale of Stock, Transaction Date		Feb. 14, 2018
Stock Issued		$ 34,314
Sale of Stock, Description of Transaction		Company issued 34,314 common shares
Shares, Issued		34,314
Derivative liability		$ 26,289
Gain on settlement		$ 5,975
Shares Transaction 18
Sale of Stock, Transaction Date		Mar. 06, 2018
Stock Issued		$ 22,444
Sale of Stock, Description of Transaction		Company issued 28,055 common shares
Shares, Issued		28,055
Derivative liability		$ 16,329
Gain on settlement		3,985
Shares Transaction 19
Stock Issued		$ 30,000
Sale of Stock, Description of Transaction		the Company issued 50,000 common shares
Shares, Issued		50,000
Shares Transaction 19 | Minimum
Sale of Stock, Transaction Date		Apr. 01, 2018
Shares Transaction 19 | Maximum
Sale of Stock, Transaction Date		Jul. 31, 2018
Shares Transaction 20
Sale of Stock, Transaction Date		Aug. 20, 2018
Stock Issued		$ 145,411
Sale of Stock, Description of Transaction		Company issued 175,000 common shares
Shares, Issued		175,000
Shares Transaction 21
Sale of Stock, Transaction Date		Aug. 27, 2018
Stock Issued		$ 60,000
Sale of Stock, Description of Transaction		Company issued 75,000 common shares
Shares, Issued		75,000
Shares Transaction 22
Sale of Stock, Transaction Date		Aug. 27, 2018
Stock Issued		$ 40,000
Sale of Stock, Description of Transaction		Company issued 50,000 common shares
Shares, Issued		50,000
Shares Transaction 23
Sale of Stock, Transaction Date			Feb. 01, 2017
Stock Issued			$ 46,562
Sale of Stock, Description of Transaction			Company issued 29,101 common shares
Shares, Issued			29,101
Derivative liability			$ 41,864
Gain on settlement			$ 8,298
Shares Transaction 24
Sale of Stock, Transaction Date			May 11, 2017
Stock Issued			$ 100,000
Sale of Stock, Description of Transaction			Company issued 166,667 common shares
Shares, Issued			166,667
Shares Transaction 25
Sale of Stock, Transaction Date			Aug. 08, 2017
Stock Issued			$ 21,600
Sale of Stock, Description of Transaction			Company 12,000 common shares
Shares, Issued			12,000
Derivative liability			$ 12,976
Gain on settlement			$ 3,376
Shares Transaction 26
Sale of Stock, Transaction Date			Aug. 10, 2017
Stock Issued			$ 21,818
Sale of Stock, Description of Transaction			Company issued 13,636 common shares
Shares, Issued			13,636
Derivative liability			$ 13,043
Gain on settlement			$ 3,225
Shares Transaction 27
Sale of Stock, Transaction Date			Aug. 11, 2017
Stock Issued			$ 60,000
Sale of Stock, Description of Transaction			Company issued 100,000 common shares
Shares, Issued			100,000
Shares Transaction 28
Sale of Stock, Transaction Date			Aug. 22, 2017
Stock Issued			$ 25,301
Sale of Stock, Description of Transaction			Company issued 18,072 common shares
Shares, Issued			18,072
Derivative liability			$ 13,962
Gain on settlement			$ 3,661
Shares Transaction 29
Sale of Stock, Transaction Date			Aug. 28, 2018
Stock Issued			$ 20,800
Sale of Stock, Description of Transaction			Company issued 13,000 common shares
Shares, Issued			13,000
Derivative liability			$ 13,382
Gain on settlement			$ 694
Shares Transaction 30
Sale of Stock, Transaction Date			Sep. 05, 2017
Stock Issued			$ 19,700
Sale of Stock, Description of Transaction			Company issued 16,417 common shares
Shares, Issued			16,417
Derivative liability			$ 8,692
Gain on settlement			$ 812
Shares Transaction 31
Sale of Stock, Transaction Date			Sep. 14, 2017
Stock Issued			$ 22,200
Sale of Stock, Description of Transaction			Company issued 18,500 common shares
Shares, Issued			18,500
Derivative liability			$ 14,547
Gain on settlement			$ 339
Shares Transaction 32
Sale of Stock, Transaction Date			Sep. 28, 2017
Stock Issued			$ 69,087
Sale of Stock, Description of Transaction			Company issued 34,544 common shares
Shares, Issued			34,544
Derivative liability			$ 52,264
Gain on settlement			$ 3,721
Shares Transaction 33
Sale of Stock, Transaction Date			Nov. 12, 2017
Stock Issued			$ 80,000
Sale of Stock, Description of Transaction			Company issued 133,333 common shares
Shares, Issued			133,333
Shares Transaction 34
Sale of Stock, Transaction Date			Nov. 12, 2017
Stock Issued			$ 125,411
Sale of Stock, Description of Transaction			Company issued 87,500 common shares
Shares, Issued			87,500
Shares Transaction 35
Sale of Stock, Transaction Date			Nov. 12, 2017
Stock Issued			$ 129,863
Sale of Stock, Description of Transaction			Company issued 125,000 common shares
Shares, Issued			125,000